Interest expense, net (Tables)	12 Months Ended
Dec. 31, 2021
Interest expense, net
Schedule of interest expenses

	For the Year Ended December 31,
(in thousands)	2021	2020	2019
Interest expense on borrowings and deposits, net	$564	$253	$13
Interest expense related to leases	61	89	73
	$625	$342	$86